Shareholders' Deficit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Shareholders’ Deficit [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issued
Class A ordinary shares subject to possible redemption, shares	3,255,593				31,921,634
Common stock voting rights	holder of Class B Ordinary Shares, voluntarily elected to convert all Class B Ordinary Shares to Class A Ordinary Shares on a one-for-one basis in accordance with the Memorandum and Articles of Association.
Forfeiter of founder shares	644,591
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding	7,980,409
Class A ordinary shares subject to possible redemption, shares	3,255,593	31,921,634	31,921,634	31,921,634
Ordinary shares, shares issued	7,980,409
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding		7,980,409	7,980,409	7,980,409	7,980,409
Common stock voting rights	one
Consideration initial shareholders (in Dollars)
Ordinary shares, shares issued		7,980,409	7,980,409	7,980,409	7,980,409
Class B Ordinary Shares [Member] | IPO [Member]
Shareholders’ Deficit [Line Items]
Percentage issued and outstanding ordinary rate	20.00%